iShares®

iShares Trust

iShares U.S. ETF Trust

Supplement dated July 15, 2022 (the “Supplement”) to the

Prospectus and Statement of Additional Information (“SAI”)

for each of the funds listed in Appendix A (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI, as applicable.

The following changes are expected to take place on or around August 15, 2022.

Change in “Administrator, Custodian and Transfer Agent” section of the Prospectus

The section of the Prospectus entitled “Administrator, Custodian and Transfer Agent” for each Fund is amended to replace the first sentence with the following:

JPMorgan Chase Bank, N.A. (“JPMorgan”) is the administrator, custodian and transfer agent for the Fund.

Change in “Administrator, Custodian and Transfer Agent” section of the SAI

The section of the SAI entitled “Administrator, Custodian and Transfer Agent” for each Fund is amended to replace the first and second paragraphs with the following:

Administrator, Custodian and Transfer Agent. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as administrator, custodian and transfer agent for the Funds under the Master Services Agreement (the “Master Services Agreement”). JPMorgan’s principal address is 383 Madison Avenue, 11th Floor, New York, NY 10179. Pursuant to the Master Services Agreement with the Trust, JPMorgan provides necessary administrative, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, JPMorgan makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Master Services Agreement with the Trust, JPMorgan maintains, in separate accounts, cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. JPMorgan is required, upon the order of the Trust, to deliver securities held by JPMorgan and to make payments for securities purchased by the Trust for each Fund. JPMorgan is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Master Services Agreement with the Trust, JPMorgan acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, JPMorgan receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA from its management fee.

Prior to August 15, 2022, State Street Bank and Trust Company (“State Street”) served as administrator, custodian and transfer agent for each Fund. The following table sets forth the administration, custodian and transfer agency expenses of each Fund paid by BFA to State Street for the fiscal years noted:

Changes to Further References to State Street Bank and Trust Company in the Prospectus and SAI

References to “State Street Bank and Trust Company” and “State Street” are hereby replaced with references to “JPMorgan Chase Bank, N.A.” and “JPMorgan,” as applicable, in the section of the Prospectus entitled “Index Provider” for each Fund and the sections of the SAI entitled “Acceptance of Orders for Creation Units” and “Placement of Redemption Orders” for each Fund.

Appendix A

Supplement to the Prospectus dated as of July 30, 2021 and SAI dated as of July 30, 2021 (as revised on March 25, 2022):

iShares Biotechnology ETF

iShares Core S&P Total U.S. Stock Market ETF

iShares Expanded Tech-Software Sector ETF

iShares North American Natural Resources ETF

iShares Russell 2000 ETF

iShares Russell 2000 Value ETF

iShares Russell Mid-Cap Growth ETF

iShares S&P Mid-Cap 400 Value ETF

iShares Semiconductor ETF

iShares Core S&P 500 ETF

iShares Expanded Tech Sector ETF

iShares Micro-Cap ETF

iShares North American Tech-Multimedia Networking ETF

iShares Russell 2000 Growth ETF

iShares Russell Mid-Cap ETF

iShares S&P Mid-Cap 400 Growth ETF

iShares S&P Small-Cap 600 Growth ETF

Supplement to the Prospectus dated as of July 30, 2021 and SAI dated as of July 30, 2021 (as revised on January 3, 2022):

iShares Russell 2500 ETF

Supplement to the Prospectus dated as of September 1, 2021 and SAI dated as of September 1, 2021 (as revised on January 3, 2022):

iShares Cohen & Steers REIT ETF iShares Morningstar Mid-Cap ETF iShares Morningstar Small-Cap Growth ETF	iShares Morningstar Growth ETF iShares Morningstar Mid-Cap Growth ETF iShares Morningstar Small-Cap Value ETF

Supplement to the Prospectus dated as of December 1, 2021 and SAI dated as of December 1, 2021 (as revised on January 3, 2022):

iShares Evolved U.S. Discretionary Spending ETF	iShares Evolved U.S. Technology ETF

Supplement to the Prospectus dated as of December 1, 2021 and SAI dated as of December 1, 2021 (as revised on January 19, 2022):

iShares ESG Aware Aggressive Allocation ETF iShares ESG Aware Growth Allocation ETF	iShares ESG Aware Conservative Allocation ETF iShares ESG Aware Moderate Allocation ETF

Supplement to the Prospectus dated as of December 1, 2021 (as revised on June 1, 2022) and SAI dated as of December 1, 2021 (as revised on June 28, 2022):

iShares U.S. Equity Factor ETF

Supplement to the Prospectus dated as of December 1, 2021 (as revised on February 7, 2022) and SAI dated as of December 1, 2021 (as revised on June 28, 2022):

iShares U.S. Tech Breakthrough Multisector ETF

Supplement to the Prospectus dated as of December 1, 2021 and SAI dated as of December 1, 2021 (as revised on June 28, 2022):

iShares MSCI USA Small-Cap Min Vol Factor ETF	iShares MSCI USA Small-Cap Multifactor ETF

Supplement to the Prospectus and SAI both dated as of March 1, 2022:

iShares Yield Optimized Bond ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-JPM-0722

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